UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04998

T. Rowe Price Spectrum Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Report to Shareholders

Spectrum Fund	June 30, 2014

The views and opinions in this report were current as of June 30, 2014. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com for more information.

Manager’s Letter

Fellow Shareholders

U.S. equities generated strong returns in the first half of our fiscal year, despite a significant decline in first-quarter economic growth and the Federal Reserve’s continued steps toward ending its U.S. government bond purchasing program. Stocks in developed non-U.S. markets produced good results but trailed large-cap U.S. shares, while emerging markets generated robust returns, led by Latin America. U.S. bonds advanced during the period, with high yield bonds significantly outperforming investment-grade issues. Emerging markets bonds outpaced developed non-U.S. bond markets. The Spectrum Growth Fund trailed its benchmark and peer group for the six-month period ended June 30, 2014. The Spectrum Income Fund outperformed its benchmark and peer group for the period, while the Spectrum International Fund trailed its benchmark but outpaced its peer group average.

MARKET ENVIRONMENT

U.S. stocks produced solid returns in the first half of 2014, adding to last year’s robust gains even though the economy contracted at a 2.9% annualized rate in the first quarter of 2014 and geopolitical tensions in Ukraine and the Middle East weighed on investor sentiment. Harsh winter weather dampened housing activity and consumer spending early in the year; however, stronger second-quarter business and housing data, positive trends in labor income, as well as improving sales and manufacturing data suggest that the economy is rebounding. Job growth has been solid, and the unemployment rate declined to 6.1% in June. The Fed began reducing its monthly purchases of Treasuries and agency mortgage-backed securities over the last six months. We believe that the bank will end its asset purchases by the end of 2014, with short-term interest rate increases unlikely before mid-2015.

Against this backdrop, mid- and large-cap stocks outpaced small-cap shares by a wide margin for the six-month period. According to various Russell indexes, value stocks outperformed growth stocks across all market capitalizations, particularly among mid-cap shares.

Stocks in developed non-U.S. markets provided good results but lagged large-cap U.S. shares. The MSCI EAFE Index, which measures the performance of stocks in developed markets outside of North America, returned 5.14%. In Europe, Denmark and Norway led the Nordic region, while Italy and Spain delivered the best returns among eurozone markets. Developed Asian markets generally underperformed their European peers due to flat Japanese stock returns in dollar terms.

U.S. bonds generated solid returns over the past six months. Among investment-grade issues, long-term Treasuries performed best, benefiting from declining yields associated with first-quarter U.S. economic weakness, slowing global growth, and heightened geopolitical tensions with Russia. High yield bonds outperformed investment-grade issues, as investors were drawn by attractive yields, low default rates, and the strong financial positions of many high yield issuers. Corporate bonds achieved good returns, as did mortgage-backed securities despite reduced demand from the Fed. Asset-backed securities trailed with mild gains.

Developed non-U.S. bond markets performed well in dollar terms. Japanese bonds provided good returns as the Bank of Japan’s refrain from additional easing contributed to a stronger currency. After strong demand led to higher prices and lower yields in some eurozone bond markets early in the year, the European Central Bank’s (ECB) stimulus measures late in the period further boosted the region’s sovereign debt. Emerging markets debt outperformed bonds in developed markets. Investors returned to the asset class in 2014 as initial concerns about the impact of Fed tapering abated, while declining Treasury yields and anticipation of the ECB’s stimulus measures encouraged investors to move into higher-risk assets.

SPECTRUM GROWTH FUND

The Spectrum Growth Fund returned 5.88% for the six months ended June 30, 2014, lagging both the Russell 3000 Index and its peer group, the Lipper Multi-Cap Core Funds Index. Relative performance fell short primarily due to stock selection, particularly in our U.S. large-cap equity funds. The Blue Chip Growth, Growth Stock, and Equity Income Funds, which together accounted for about 43% of assets, underperformed their style-specific benchmarks. Diversifying sectors, or non-benchmark assets that we allocate for diversification purposes, slightly hurt results. Among these, our exposure to international equities through our allocations to the International Stock, International Growth & Income, and Emerging Markets Stock Funds detracted from results relative to the Russell 3000 Index. Our exposure to real assets equities through the Real Assets Fund contributed to relative performance. This globally diversified fund invests in companies that own or whose sales are related to assets with physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities, and commodities.

The Spectrum Growth Fund invests in a range of underlying funds that focus on domestic stocks across all market capitalizations and international stocks in developed and emerging markets.

With international markets at earlier stages in their recovery cycle, we favor non-U.S. stocks as valuations are more attractive than they are for U.S. equities. The potential for continued central bank easing in Europe and Japan, while supportive for growth, could weaken their currencies versus the U.S. dollar and weigh on returns in dollar terms. We are overweight to emerging markets equities as valuations are attractive relative to those of developed markets. The potential for slowing growth and for Fed tapering to result in higher interest rates and increased volatility remain near-term risks. However, recent currency weakness may offer opportunities for some export-related emerging markets companies if growth in developed markets picks up.

Within domestic equities, we favor large-cap stocks versus small-caps, as small-cap valuations appear much higher than for large-caps. We also prefer growth stocks to value stocks, although we’ve reduced our overweight allocation. While the current low level of economic growth favors growth stocks, which tend to be less reliant than cyclical companies on a strong economy to support rising earnings, a gradually improving economy has prompted us to moderate our commitment to growth stocks relative to value stocks.

We are underweight real assets stocks versus broad global equities as the prospects for muted global economic growth may weigh on energy and materials prices.

SPECTRUM INCOME FUND

The Spectrum Income Fund returned 5.25% for the six months ended June 30, 2014, outpacing the Barclays U.S. Aggregate Bond Index and its peer group, the Lipper Multi-Sector Income Funds Average. Investments in diversifying sectors not represented in the benchmark, most notably non-U.S. bonds, dividend-paying equities, and high yield bonds, were the primary drivers of relative outperformance as these sectors surpassed the Barclays U.S. Aggregate Bond Index. Allocations to those diversifying sectors to gain exposure to a broad range of income sources are key features of the Spectrum Income Fund’s design. Security selection within the underlying portfolios was marginally positive for the period. Tactical allocation decisions detracted from relative results, particularly our underweight to long-term Treasury bonds.

We still favor high yield bonds to gain exposure to income sources beyond the benchmark, but we have trimmed our overweight compared with investment-grade bonds to take advantage of strong demand and favorable liquidity conditions in the high yield sector. Nevertheless, we believe that high yield debt remains attractive versus other fixed income sectors in this low-yield environment, particularly in light of our expectations for a gradually improving economy. In addition, many high yield issuers have improved their financial conditions significantly since the 2008 global financial crisis, taking advantage of low interest rates to refinance debt and extend maturities.

We have added to our emerging markets bond exposure and are overweight versus U.S. investment-grade bonds as emerging markets bond yields have risen to more attractive levels, which helps compensate for near-term risks of slower economic growth and rising U.S. interest rates as the Fed normalizes monetary policy. Emerging markets are not homogeneous, and there is considerable disparity in relative strength across economies. Countries with substantial current account deficits are most vulnerable, and lower commodity prices could further pressure the fiscal accounts of commodity exporters.

We increased our allocation to U.S. investment-grade bonds and decreased non-U.S. dollar-denominated debt based largely on the prospects for a stronger U.S. dollar, supported by expectations for improving growth and the potential for higher rates in the U.S. Further policy actions by central banks in Europe and Japan to stimulate growth and inflation could cause their currencies to decline relative to the dollar.

SPECTRUM INTERNATIONAL FUND

The Spectrum International Fund returned 5.18% for the six months ended June 30, 2014, lagging its benchmark, the MSCI All Country World Index ex USA, but substantially outperforming the Lipper International Multi-Cap Growth Funds Average. Emerging markets portfolios performed best as the improving U.S. economy, another round of stimulus in Europe, and signs of stabilization in China lifted confidence in the global economic outlook. The Africa & Middle East Fund was the strongest performer, followed by the New Asia Fund, and the Emerging Markets Stock Fund. The Latin America Fund delivered a strong return as well, while the Japan Fund was barely positive. The Emerging Europe Fund declined due to fallout from the crisis in Ukraine. Underlying funds focused primarily on non-U.S. developed markets were the most significant contributors to performance, primarily due to their solid returns and significant weight in the portfolio; these included the International Growth & Income Fund and the International Stock Fund, which outperformed its style-specific benchmark.

At the close of the period, Europe was our largest regional exposure, representing about half the fund’s assets, though we have reduced that allocation since the beginning of 2014. We slightly increased our allocation to the Pacific ex Japan region, which represents about one-quarter of the fund’s assets, since our last report. We also slightly increased our exposure to Japan. We are generally overweight emerging markets equities and have incrementally increased our exposure to Latin America.

OUTLOOK

Global growth is likely to progress at a modest pace over the coming months amid continuing accommodative monetary policies from central banks, although we expect the Fed to finish winding down its asset-purchase program by year-end and begin raising rates sometime around the middle of next year.

Although Europe is experiencing gradual economic improvement overall amid receding challenges in the eurozone periphery, concerns remain over the slow progress toward economic reform by some member states, persistently elevated unemployment, and declining inflation. While we remain optimistic about Japan’s intermediate-term prospects, we’d become more positive if policymakers would actively implement structural reforms in areas such as labor markets, tax and regulatory regimes, and social spending. Emerging markets exhibit broad divergence in fiscal conditions across countries, with some economies progressing modestly as currencies have devalued and current accounts have improved.

We expect central bank monetary policies in developed markets to remain accommodative for some time to come, helping to support growth and reduce downside risk. Although Treasury yields have fallen more recently due to heightened geopolitical risk and slower growth in the U.S., Europe, and China, we expect upward pressure on U.S. interest rates to trend higher if economic growth improves and the Fed ends quantitative easing and looks to normalize interest rate policy.

We believe that expectations for modest global growth in the coming months coupled with diminishing Fed stimulus and geopolitical uncertainty underscore the value of the Spectrum Funds’ broadly diversified portfolios.

Thank you for investing with T. Rowe Price.

Charles M. Shriver
Portfolio manager, Spectrum Growth, Spectrum Income, and Spectrum International Funds

July 22, 2014

T. Rowe Price Spectrum Income Fund

Supplement to the Summary Prospectus dated May 1, 2014

Effective September 1, 2014, the T. Rowe Price Emerging Markets Local Currency Bond Fund, T. Rowe Price Floating Rate Fund, T. Rowe Price Inflation Focused Bond Fund, T. Rowe Price Inflation Protected Bond Fund, and T. Rowe Price U.S. Treasury Intermediate Fund will be added to the list of underlying funds in which the Spectrum Income Fund can invest.

On page 2, the Asset Allocation Ranges for Underlying Funds table is supplemented as follows:

RISKS OF INVESTING

As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Barclays U.S. Aggregate Bond Index: An unmanaged index that tracks investment-grade corporate and government bonds.

J.P. Morgan Non-U.S. Dollar Government Bond Index: An unmanaged index that tracks the performance of major non-U.S. bond markets.

Lipper averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

Lipper indexes: Fund benchmarks that consist of a small number of the largest mutual funds in a particular category as tracked by Lipper Inc.

MSCI All Country World Index ex USA: An index that measures equity market performance of developed and emerging countries, excluding the U.S.

MSCI EAFE Index: An unmanaged index that tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

MSCI Emerging Markets Index: An unmanaged index that tracks stocks in 26 emerging markets countries.

Russell 2000 Index: An unmanaged index that tracks the stocks of 2,000 small U.S. companies.

Russell 3000 Index: An index that tracks the performance of the 3,000 largest U.S. companies, representing approximately 98% of the investable U.S. equity market.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Weighted average effective duration (years): A measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Note: Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Portfolio Highlights

LARGEST HOLDINGS

(Of the combined underlying funds at 6/30/14) **Spectrum Growth Fund**	Percent of Net Assets 6/30/14
Google	1.7%
Amazon.com	1.3
Priceline	1.1
Gilead Sciences	0.9
Royal Dutch Shell	0.9
General Electric	0.8
Boeing	0.8
Baidu	0.8
American Airlines	0.7
J.P. Morgan Chase	0.7
Total	9.7%

LARGEST HOLDINGS

(Of the combined underlying funds at 6/30/14) **Spectrum International Fund**	Percent of Net Assets 6/30/14
Royal Dutch Shell	1.5%
Nestle	1.3
Novartis	1.2
AIA	1.2
GlaxoSmithKline	1.1
Taiwan Semiconductor Manufacturing	1.1
Nippon Telegraph & Telephone	0.9
Japan Tobacco	0.8
Credit Suisse	0.8
Baidu	0.8
Total	10.7%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

Spectrum Growth Fund	Minimum–Maximum	Target at 12/31/13	Target at 6/30/14
Blue Chip Growth Fund	5–25%	14.82%	14.54%
Emerging Markets Stock Fund	0–10	4.23	4.23
Equity Income Fund	5–25	13.59	13.87
Growth Stock Fund	5–25	14.82	14.54
International Growth & Income Fund	0–20	13.23	13.53
International Stock Fund	0–20	12.28	11.98
Mid-Cap Growth Fund	0–15	2.72	2.66
Mid-Cap Value Fund	0–15	2.92	2.98
New Horizons Fund	0–15	1.77	1.73
Real Assets Fund	0–10	4.00	4.00
Small-Cap Value Fund	0–15	2.03	2.07
Value Fund	5–25	13.59	13.87
Spectrum Income Fund			
Corporate Income Fund	0–10%	4.00%	4.00%
Emerging Markets Bond Fund	0–20	10.00	11.00
Equity Income Fund	5–25	13.00	12.50
GNMA Fund	5–20	9.50	9.50
High Yield Fund	10–25	19.50	17.50
International Bond Fund	0–20	10.75	10.00
New Income Fund	10–30	22.65	23.15
Short-Term Bond Fund	0–15	9.10	9.85
Summit Cash Reserves Fund	0–25	0.00	1.00
U.S. Treasury Long-Term Fund	0–15	1.50	1.50
Spectrum International Fund			
Africa & Middle East Fund	0–15%	0.52%	0.56%
Emerging Europe Fund	0–15	0.96	0.83
Emerging Markets Stock Fund	0–20	4.93	5.29
European Stock Fund	0–30	22.34	21.59
International Discovery Fund	0–20	3.50	3.47
International Growth & Income Fund	0–35	26.92	27.36
International Stock Fund	0–55	22.89	22.95
Japan Fund	0–30	5.56	5.61
Latin America Fund	0–15	1.41	1.41
New Asia Fund	0–20	10.97	10.93

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Spectrum Growth Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund

Unaudited

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2014. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 6/30/14	Value 12/31/13
T. Rowe Price Corporate Income Fund	$ 10,953	$ 2,858	$ 4,795	$ 273,915	$ 253,499
T. Rowe Price Emerging Markets Bond Fund	53,169	25,606	18,733	716,415	646,945
T. Rowe Price Equity Income Fund	31,966	48,131	9,011	880,571	866,677
T. Rowe Price GNMA Fund	42,307	6,805	9,769	652,060	601,929
T. Rowe Price High Yield Fund	67,084	116,419	37,518	1,243,123	1,266,451
T. Rowe Price International Bond Fund	24,445	44,886	8,123	695,113	685,602
T. Rowe Price New Income Fund	173,886	81,689	20,829	1,592,252	1,453,240
T. Rowe Price Short-Term Bond Fund	41,237	6,219	4,466	621,240	584,913
T. Rowe Price Summit Cash Reserves Fund, 0.01%	99,958	30	4	100,428	500
T. Rowe Price U.S. Treasury Long-Term Fund	3,920	7,605	1,611	108,027	100,355
Totals			$ 114,859	$ 6,883,144	$ 6,460,111

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 6,018,328
Income distributions from underlying Price funds	$ 114,859
Realized gain (loss) on sales of underlying Price funds	$ 7,275
Capital gain distributions from underlying Price funds	$ –

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund

Unaudited

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2014. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 6/30/14	Value 12/31/13
T. Rowe Price Africa & Middle East Fund	$ 296	$ 15	$ –	$ 6,719	$ 5,878
T. Rowe Price Emerging Europe Fund	505	41	–	10,422	10,500
T. Rowe Price Emerging Markets Stock Fund	7,344	187	–	65,581	53,777
T. Rowe Price European Stock Fund	12,074	9,101	–	265,316	256,187
T. Rowe Price International Discovery Fund	1,747	91	–	43,269	39,274
T. Rowe Price International Growth & Income Fund	14,838	850	–	338,239	306,431
T. Rowe Price International Stock Fund	13,006	730	–	284,795	256,959
T. Rowe Price Japan Fund	8,122	162	–	70,641	61,567
T. Rowe Price Latin America Fund	810	74	–	17,302	15,491
T. Rowe Price New Asia Fund	6,251	445	–	137,463	120,427
Totals			$ –	$ 1,239,747	$ 1,126,491

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 932,175
Income distributions from underlying Price funds	$ –
Realized gain (loss) on sales of underlying Price funds	$ 1,360
Capital gain distributions from underlying Price funds	$ –

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Funds

Unaudited

Notes to Financial Statements

T. Rowe Price Spectrum Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation. Spectrum Growth and Spectrum Income commenced operations on June 29, 1990, and Spectrum International commenced operations on December 31, 1996.

Each Spectrum Fund diversifies its assets within specified ranges among a set of T. Rowe Price mutual funds (underlying Price funds) representing specific market segments. Each Spectrum Fund is nondiversified for purposes of the 1940 Act, due to its limited number of investments; however, its investments in underlying Price funds are selected to provide a diversified portfolio of securities. Spectrum Growth seeks long-term capital appreciation and growth of income with current income a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price funds.

Investment Transactions, Investment Income, and Distributions Income is recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Gains and losses realized on sales of the underlying Price funds are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by Spectrum Income daily and paid monthly. Income distributions are declared and paid by Spectrum Growth and Spectrum International annually. Capital gain distributions, if any, generally are declared and paid by each fund annually.

Redemption Fees A 2% fee is assessed on redemptions of Spectrum International shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares and are paid to the fund. Redemption fees received by Spectrum International are allocated to each underlying Price fund in proportion to the average daily value of its shares owned by the fund. Accordingly, redemption fees have no effect on the net assets of Spectrum International. The fees may cause the redemption price per share to differ from the net asset value per share.

NOTE 2 - VALUATION

Each fund’s financial instruments are valued, and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price funds are valued at their closing NAV per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by each fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On June 30, 2014, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their fair values.

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds during the six months ended June 30, 2014, were as follows:

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

Each fund intends to retain realized gains to the extent of available capital loss carryforwards. Because capital loss carryforwards that do not expire are required to be used before capital loss carryfowards with expiration dates, it is possible that all or a portion of the Spectrum International Fund’s capital loss carryforwards subject to expiration could ultimately go unused. As of December 31, 2013, the Spectrum Growth Fund had no available capital loss carryforwards. The Spectrum Income Fund had no available capital loss carryforwards as of December 31, 2013. Additionally, as of December 31, 2013, the Spectrum International Fund had $33,768,000 of available capital loss carryforwards, which expire as follows: $26,576,000 in 2017 and $7,192,000 in 2018.

At June 30, 2014, the cost of investments for federal income tax purposes and net unrealized gain (loss) on investments was as follows:

NOTE 5 - RELATED PARTY TRANSACTIONS

The Spectrum Funds are managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, marketing, and certain other services to the Spectrum Funds. Certain officers and directors of the Spectrum Funds are also officers and directors of Price Associates and its subsidiaries and of the underlying Price funds.

The Spectrum Funds pay no management fees; however, Price Associates receives management fees from the underlying Price funds. The Spectrum Funds operate in accordance with the investment management and special servicing agreements between and among the corporation, the underlying Price funds and Price Associates. Pursuant to these agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Therefore, each Spectrum Fund operates at a zero expense ratio. However, each Spectrum Fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund’s net assets. At June 30, 2014, Spectrum Growth Fund and Spectrum International Fund each held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Income Fund held approximately 45% of the outstanding shares of the Corporate Income Fund, 39% of the GNMA Fund, 33% of the U.S. Treasury Long-Term Fund, and less than 25% of any other underlying Price fund.

Additionally, Spectrum Income Fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Shareholder servicing costs associated with each college savings plan are allocated to Spectrum Income Fund in proportion to the average daily value of its shares owned by the college savings plan and, in turn, are borne by the underlying Price funds in accordance with the terms of the investment management and special servicing agreements. At June 30, 2014, approximately 27% of the outstanding shares of Spectrum Income Fund were held by the college savings plans.

As of June 30, 2014, T. Rowe Price Group, Inc. and its wholly owned subsidiaries owned 2,061,790 shares of Spectrum Growth Fund, representing 1% of the fund’s net assets.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. Rowe Price Spectrum Growth Fund

Approval of Investment Management Agreement

On April 30, 2014, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), as well as a Special Servicing Agreement among the fund, the Advisor, and each of the underlying funds in which it invests (“Special Servicing Agreement”). The April meeting followed a telephonic meeting held on March 4, 2014, during which the Board reviewed information and discussed the continuation of the Advisory Contract and Special Servicing Agreement. The Special Servicing Agreement allows the T. Rowe Price Spectrum Funds (Spectrum Funds ) to pass through their operating expenses to the underlying funds in which they invest if the benefit to the underlying funds equals or exceeds the costs of absorbing these expenses and provides that the Advisor will be responsible for bearing any expenses that would result from an underlying fund’s share of the aggregate expenses of the Spectrum Funds exceeding the estimated savings to the underlying fund from the operation of the Spectrum Funds. In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract and Special Servicing Agreement, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year and since-inception periods, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive fees from the fund, and expenses of the fund are borne by the underlying funds in which it invests pursuant to the Special Servicing Agreement. In connection with its review of the Special Servicing Agreement, the Board reviewed various cost/benefit analyses to demonstrate the benefits to the underlying funds versus the costs they incur, which illustrate the primary benefit provided by the Spectrum Funds to the underlying funds is the reduction in expenses associated with the consolidation of shareholder accounts that would otherwise be invested directly in the underlying funds.

The Advisor receives management fees from other T. Rowe Price funds in which the fund invests, but it does not receive any management fees directly from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds in which the fund invests, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price mutual funds and concluded that the Advisor’s profits were reasonable. Because the Advisor does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Because the Advisor does not receive a management fee from the fund and the fund does not have an explicit expense ratio, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract and Special Servicing Agreement
As noted, the Board approved the continuation of the Advisory Contract as well as the Special Servicing Agreement. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract, that there is a reasonable basis to conclude that the benefits to the underlying funds exceed the costs they incur, and that it was in the best interests of the fund and its underlying funds to approve continuation of the Special Servicing Agreement. The independent directors were advised throughout the process by independent legal counsel.

T. Rowe Price Spectrum Income Fund

Approval of Investment Management Agreement

On April 30, 2014, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), as well as a Special Servicing Agreement among the fund, the Advisor, and each of the underlying funds in which it invests (Special Servicing Agreement). The April meeting followed a telephonic meeting held on March 4, 2014, during which the Board reviewed information and discussed the continuation of the Advisory Contract and Special Servicing Agreement. The Special Servicing Agreement allows the T. Rowe Price Spectrum Funds (Spectrum Funds) to pass through their operating expenses to the underlying funds in which they invest if the benefit to the underlying funds equals or exceeds the costs of absorbing these expenses and provides that the Advisor will be responsible for bearing any expenses that would result from an underlying fund’s share of the aggregate expenses of the Spectrum Funds exceeding the estimated savings to the underlying fund from the operation of the Spectrum Funds. In connection with its deliberations, the Board requested, and the Advisor, provided such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract and Special Servicing Agreement, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year and since-inception periods, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive fees from the fund, and expenses of the fund are borne by the underlying funds in which it invests pursuant to the Special Servicing Agreement. In connection with its review of the Special Servicing Agreement, the Board reviewed various cost/benefit analyses to demonstrate the benefits to the underlying funds versus the costs they incur, which illustrate the primary benefit provided by the Spectrum Funds to the underlying funds is the reduction in expenses associated with the consolidation of shareholder accounts that would otherwise be invested directly in the underlying funds.

The Advisor receives management fees from other T. Rowe Price funds in which the fund invests, but it does not receive any management fees directly from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds in which the fund invests, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft- dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price mutual funds and concluded that the Advisor’s profits were reasonable. Because the Advisor does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Because the Advisor does not receive a management fee from the fund and the fund does not have an explicit expense ratio, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract and Special Servicing Agreement
As noted, the Board approved the continuation of the Advisory Contract as well as the Special Servicing Agreement. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract, that there is a reasonable basis to conclude that the benefits to the underlying funds exceed the costs they incur, and that it was in the best interests of the fund and its underlying funds to approve continuation of the Special Servicing Agreement. The independent directors were advised throughout the process by independent legal counsel.

T. Rowe Price Spectrum International Fund

Approval of Investment Management Agreement

On April 30, 2014, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), as well as a Special Servicing Agreement among the fund, the Advisor, and each of the underlying funds in which it invests (Special Servicing Agreement). The April meeting followed a telephonic meeting held on March 4, 2014, during which the Board reviewed information and discussed the continuation of the Advisory Contract and Special Servicing Agreement. The Special Servicing Agreement allows the T. Rowe Price Spectrum Funds (Spectrum Funds) to pass through their operating expenses to the underlying funds in which they invest if the benefit to the underlying funds equals or exceeds the costs of absorbing these expenses and provides that the Advisor will be responsible for bearing any expenses that would result from an underlying fund’s share of the aggregate expenses of the Spectrum Funds exceeding the estimated savings to the underlying fund from the operation of the Spectrum Funds. In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract and Special Servicing Agreement, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year and since-inception periods, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive fees from the fund, and expenses of the fund are borne by the underlying funds in which it invests pursuant to the Special Servicing Agreement. In connection with its review of the Special Servicing Agreement, the Board reviewed various cost/benefit analyses to demonstrate the benefits to the underlying funds versus the costs they incur, which illustrate the primary benefit provided by the Spectrum Funds to the underlying funds is the reduction in expenses associated with the consolidation of shareholder accounts that would otherwise be invested directly in the underlying funds.

The Advisor receives management fees from other T. Rowe Price funds in which the fund invests, but it does not receive any management fees directly from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds in which the fund invests, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price mutual funds and concluded that the Advisor’s profits were reasonable. Because the Advisor does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Because the Advisor does not receive a management fee from the fund and the fund does not have an explicit expense ratio, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract and Special Servicing Agreement
As noted, the Board approved the continuation of the Advisory Contract as well as the Special Servicing Agreement. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract, that there is a reasonable basis to conclude that the benefits to the underlying funds exceed the costs they incur, and that it was in the best interests of the fund and its underlying funds to approve continuation of the Special Servicing Agreement. The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 18, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 18, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date August 18, 2014